EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
EARNINGS PER SHARE

23.                               EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the years ended:

	Years ended December 31,
	2011	2012	2013
Net income (loss):
Income (loss) from continuing operations	$66,048	$(47,542)	$(39,687)
Income (loss) on discontinued operations, net of income taxes	(25,044)	(27,511)	103,328
Net income (loss)	41,004	(75,053)	63,641
Add: net loss attributable to noncontrolling interest	252	27	92
Net income (loss) attributable to Renren Inc. shareholders	$41,256	$(75,026)	$63,733
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	850,670,583	1,151,659,545	1,118,091,879
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	50,669,798	—	12,648,043
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted	901,340,381	1,151,659,545	1,130,739,922
Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
(Loss) income per ordinary share from continuing operations	$0.08	$(0.04)	$(0.03)
Income (loss) per ordinary share from discontinued operations	$(0.03)	$(0.02)	$0.09
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:	$0.05	$(0.07)	$0.06
Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
(Loss) income per ordinary share from continuing operations	$0.07	$(0.04)	$(0.03)
Income (loss) per ordinary share from discontinued operations	$(0.03)	$(0.02)	$0.09
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:	$0.05	$(0.07)	$0.06